UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08238

MORGAN STANLEY INDIA INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/10

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (94.3%)
Auto Components (0.0%)
Apollo Tyres Ltd.	18,750	$30

Automobiles (3.0%)
Hero Honda Motors Ltd.	388,281	16,816
Patheja Forgings & Auto Parts Manufacturers Ltd. (a)(b)(c)	450,000	—
		16,816
Chemicals (0.5%)
Asian Paints Ltd.	57,530	2,613
ICI India Ltd.	25,000	335
		2,948
Commercial Banks (17.0%)
Bank of Baroda	726,893	10,347
HDFC Bank Ltd.	1,116,069	48,066
ICICI Bank Ltd.	658,100	13,962
IndusInd Bank Ltd.	3,308,700	12,536
Yes Bank Ltd. (c)	1,976,132	11,277
		96,188
Construction & Engineering (6.1%)
Gammon India Ltd.	2,160,800	11,332
Hindustan Construction Co.	2,810,200	8,394
Larsen & Toubro Ltd.	404,540	14,696
		34,422
Containers & Packaging (0.9%)
Ess Dee Aluminum Ltd.	549,519	4,953

Diversified Financial Services (1.1%)
Rural Electrification Corp. Ltd.	1,176,430	6,568

Electric Utilities (4.3%)
KSK Energy Ventures Ltd. (c)	2,948,000	12,099
NHPC Ltd. (c)	7,732,620	5,244
Torrent Power Ltd.	1,127,000	7,251
		24,594
Electrical Equipment (3.3%)
Bharat Heavy Electricals Ltd.	349,628	18,618

Food Products (7.5%)
Balrampur Chini Mills Ltd.	1,640,000	3,370
K.S. Oils Ltd.	3,378,300	5,098
McLeod Russel India Ltd.	1,828,000	11,016
Nestle India Ltd.	231,884	13,822
Shree Renuka Sugars Ltd.	5,842,400	9,279
		42,585
Gas Utilities (2.0%)
GAIL India Ltd.	929,454	8,501
Guajarat State Petronet Ltd.	1,344,667	2,628
		11,129
Household Products (1.0%)
Godrej Consumer Products Ltd.	1,005,565	5,853

Information Technology Services (9.4%)
Infosys Technologies Ltd.	592,621	34,531
Tata Consultancy Services Ltd.	696,761	12,116
Wipro Ltd.	443,108	6,977
		53,624
Machinery (6.6%)
Ashok Leyland Ltd.	7,354,784	9,141
Tata Motors Ltd.	1,669,647	28,179
		37,320
Media (6.3%)
Deccan Chronicle Holdings Ltd.	4,252,924	14,603
Sun TV Network Ltd.	2,224,253	21,204
		35,807
Metals & Mining (6.3%)
Hindalco Industries Ltd.	3,680,450	14,859
Hindustan Zinc Ltd.	452,360	12,135
Usha Martin Ltd.	3,900,200	8,826
		35,820
Oil, Gas & Consumable Fuels (5.4%)
Reliance Industries Ltd.	1,285,010	30,748

Pharmaceuticals (8.7%)
Aurobindo Pharma Ltd.	452,755	9,675
Dr. Reddy’s Laboratories Ltd.	717,727	20,382
Glenmark Pharmaceuticals Ltd.	2,576,100	15,410
Ranbaxy Laboratories Ltd. (c)	372,333	3,943
		49,410
Real Estate Management & Development (0.8%)
Phoenix Mills Ltd.	1,112,831	4,607

Tobacco (3.1%)
ITC Ltd.	2,965,400	17,375

Transportation Infrastructure (1.0%)
Mundra Port and Special Economic Zone Ltd.	315,642	5,551
TOTAL COMMON STOCKS (Cost $424,419)		534,966

SHORT-TERM INVESTMENT (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $992)	992,170	992
TOTAL INVESTMENTS (94.5%) (Cost $425,411) +		535,958
OTHER ASSETS IN EXCESS OF LIABILITIES (5.5%)		31,183
NET ASSETS (100%)		$567,141

(a)	Security has been deemed illiquid at March 31, 2010.
(b)

At March 31, 2010, the Fund held a fair valued security, valued at $0, representing less than 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Non-income producing security.
(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund.  For the period ended March 31, 2010, advisory fees paid were reduced by less than $500 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled less than $500. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $430,000 and $1,734,000, respectively.

Morgan Stanley India Investment Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $425,411,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $110,547,000 of which $127,962,000 related to appreciated securities and $17,415,000 related to depreciated securities.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs		Total
Investment Type	(000)	(000)	(000)		(000)
Assets:
Common Stocks
Auto Components	$30	$—	$—		$30
Automobiles	16,816	—	—	**	16,816
Chemicals	2,948	—	—		2,948
Commercial Banks	96,188	—	—		96,188
Construction & Engineering	34,422	—	—		34,422
Containers & Packaging	4,953	—	—		4,953
Diversified Financial Services	6,568	—	—		6,568
Electric Utilities	24,594	—	—		24,594
Electrical Equipment	18,618	—	—		18,618
Food Products	42,585	—	—		42,585
Gas Utilities	11,129	—	—		11,129
Household Products	5,853	—	—		5,853
Information Technology Services	53,624	—	—		53,624
Machinery	37,320	—	—		37,320
Media	35,807	—	—		35,807
Metals & Mining	35,820	—	—		35,820
Oil, Gas & Consumable Fuels	30,748	—	—		30,748
Pharmaceuticals	49,410	—	—		49,410
Real Estate Management & Development	4,607	—	—		4,607
Tobacco	17,375	—	—		17,375
Transportation Infrastructure	5,551	—	—		5,551
Total Common Stocks	534,966	—	—	**	534,966
Short-Term Investments
Investment Company	992	—	—		992
Total Assets	535,958	—	—	**	535,958

Total	$535,958	$—	$—	**	$535,958

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stock
(000)
Balance as of 12/31/09	$—	**
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$—	**
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—

** Includes a security which is valued at zero.

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 —             quoted prices in active markets for identical investments

• Level 2 —             other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —             significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley India Investment Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

By:	/s/ Frank Smith
Name:	Frank Smith
Title:	Principal Financial Officer
Date:	May 17, 2010